COMMITMENTS AND CONTINGENCIES. (Details Narrative) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 29, 2016	Feb. 27, 2015	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Rent expense				$ 12,436	$ 16,572	$ 16,253
Gain on litigation settlement					3,600
Proceeds from legal settlement					3,900
Ethanol Purchase Contracts [Member]
Indexed-price purchase contracts			7,150,000 gallons
Fixed-price purchase contracts value			$ 23,930
Ethanol Sales Contracts [Member]
Open ethanol indexed-price sales contracts			184,865,000 gallons
Open fixed-price sales contracts valued			$ 124,090
Co-products Sales Contracts [Member]
Open ethanol indexed-price sales contracts			50,000 tons
Open fixed-price sales contracts valued			$ 33,575
Suppliers [Member] | Ethanol Purchase Contracts [Member]
Fixed-price purchase contracts value			$ 14,304
Assessment Financing [Member]
Maximum amount of finance to be amortized under property tax assessments							$ 10,000
Project amortized period				20 years
Capital expenditures				$ 9,342	$ 7,714
Additional property tax payments				$ 900
Interest rate on outstanding balance of assessment				5.60%
Western Sugar Contract [Member]
Litigation reserve						2,800
Gain on litigation settlement						$ 1,100
Settlement cliam	$ 1,700
Amount of expectation damages		$ 8,600
Ethanol contracts [Member]
Sales commitments				$ 92,900
Indexed-price contracts to sell				258,200,000 gallons
Ethanol contracts [Member] | Suppliers [Member]
Purchase commitments				$ 6,605
Indexed-price purchase contracts				30,800,000 gallons
Co-product contracts [Member]
Sales commitments				$ 44,800
Indexed-price contracts to sell				801,000 tons
Corn contract [Member] | Suppliers [Member]
Purchase commitments				$ 28,294